3. Summary of Significant Accounting Policies (Details - Contract balance) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Accounts receivable	$ 27,777	$ 19,051
Advance from customers	$ 25,984	$ 31,122